A T B C | Fidelity Advisor Global Capital Appreciation Fund
Supplement to the
Fidelity Advisor® Global Capital Appreciation Fund
Class A, Class T, Class B, and Class C
December 30, 2011
Prospectus
The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)
	Class A	Class T	Class B	Class C
Management fee (fluctuates based on the fund's performance relative to a securities market index)	0.71%	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	1.00%
Other expenses	0.55%	0.59%	0.61%	0.57%
Acquired fund fees and expenses	0.06%	0.06%	0.06%	0.06%
Total annual operating expenses	1.57%	1.86%	2.38%	2.34%
Fee waiver and/or expense reimbursementB	0.06%	0.10%	0.12%	0.08%
Total annual operating expenses after fee waiver and/or expense reimbursementA	1.51%	1.76%	2.26%	2.26%
A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
B Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed the following rates:
Class A	Effective Date	Class T	Effective Date	Class B	Effective Date	Class C	Effective Date
1.45%	4/1/11	1.70%	4/1/11	2.20%	4/1/11	2.20%	4/1/11
These arrangements will remain in effect through December 31, 2012.
The following information replaces the similar information found under the heading "Fee Table" in the "Fund Summary" section beginning on page 4.
	Class A		Class T		Class B		Class C
	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares	Sell All Shares	Hold Shares
1 year	$720	$720	$523	$523	$729	$229	$329	$229
3 years	$1,037	$1,037	$905	$905	$1,031	$731	$723	$723
5 years	$1,376	$1,376	$1,312	$1,312	$1,460	$1,260	$1,243	$1,243
10 years	$2,330	$2,330	$2,446	$2,446	$2,411	$2,411	$2,670	$2,670